UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07939

Merrimac Funds
(Exact name of registrant as specified in charter)

200 Clarendon Street, P.O. Box 9130, Boston, MA	02117
(Address of principal executive offices)	(Zip code)

Rainer L.C. Frost, Secretary of the Merrimac Master Portfolio Mail Code LEG 13, 200 Clarendon Street, Boston, MA 02117
(Name and address of agent for service)
With a copy to: Philip H. Newman, Esq. Goodwin Procter LLP Exchange Place Boston, MA 02109
Registrant’s telephone number, including area code:	(888) 637-7763

Date of fiscal year end:	12/31/2007

Date of reporting period:	3/31/2007

Item 1. Schedule of Investments.

The Schedule of Investments for the period ending March 31, 2007 is filed herewith.

Merrimac Cash Fund (Unaudited)

The Merrimac Cash Fund (the “Fund”) is organized in a “master-feeder” structure under which the Fund invests all of its investable assets in the Merrimac Cash Portfolio (the “Cash Portfolio”). At March 31, 2007, the Fund owned approximately less than 0.01% of the Cash Portfolio’s outstanding interests.

The Cash Portfolio’s Schedule of Investments is set forth below.

Merrimac Cash Portfolio

Schedule of Investments - March 31, 2007 (Unaudited)

	Yield to		Par
	Maturity	Maturity	Value	Value

Variable Rate Notes * – 43.4%
American Express Credit	5.19	04/05/07	16,200,000	16,204,773
American Honda Finance Corporation	5.36	04/12/07	20,000,000	20,000,166
Bank of America Corporation	5.31	04/02/07	40,000,000	40,000,000
Bank of Ireland	5.26	04/19/07	10,000,000	10,000,000
Bear Stearns - EMC Mortgage Corporation	5.56	04/02/07	25,000,000	25,000,000
Bear Stearns Companies, Inc.	5.39	04/05/07	15,000,000	15,000,000
Calyon NY	5.22	04/02/07	10,000,000	9,998,485
CIT Group, Inc.	5.53 - 5.54	05/18/07	27,500,000	27,507,975
Credit Suisse First Boston USA, Inc.	5.46	04/05/07	30,000,000	30,000,408
	5.35	04/24/07	15,000,000	15,000,078
Goldman Sachs Group, Inc. †	5.35	04/25/07	30,000,000	30,000,000
†	5.39	05/16/07	10,000,000	10,000,000
HBOS Treasury Services PLC New York	5.29	04/10/07	10,000,000	10,000,000
HSBC Finance Corporation	4.67	04/04/07	18,000,000	18,006,646
JP Morgan Chase Bank	5.52	04/02/07	25,000,000	25,000,000
K2 (USA) LLC	5.32	04/02/07	5,000,000	4,999,814
	5.26	06/22/07	25,000,000	25,000,718
Links Finance LLC	5.27	04/04/07	30,000,000	29,999,730
LP Pinewood SPV	5.32	04/05/07	4,000,000	4,000,000
Merrill Lynch & Co., Inc.	5.48	04/02/07	15,000,000	15,002,210
	4.98	04/18/07	10,000,000	10,000,000
	5.40	04/27/07	10,000,000	10,004,743
Morgan Stanley, Dean Witter & Co.	5.43	04/02/07	50,000,000	50,000,000
Natexis Banques Populaire	5.30	04/16/07	20,000,000	20,000,000
Parkland (USA) LLC	5.32	04/02/07	15,000,000	14,999,902
	5.29	04/23/07	10,000,000	10,000,000
Rabobank Nederland NV NY	5.09	05/15/07	15,000,000	15,000,000
Royal Bank of Canada	5.33	04/10/07	14,000,000	14,000,000
Sigma Finance, Inc.	5.27	04/20/07	5,000,000	4,999,889
Tango Finance Corporation	5.31	04/02/07	20,000,000	19,999,532
	5.32	04/02/07	5,000,000	4,999,590
	5.29	06/21/07	20,000,000	19,999,556
Unicredito Italiano	5.31	04/16/07	28,750,000	28,750,000
Wachovia Corporation	5.37	04/23/07	25,000,000	25,008,894
Wells Fargo Financial	5.26	04/16/07	25,000,000	25,001,136
Westpac Banking Corporation	5.35	06/11/07	50,000,000	50,000,000
Whistlejacket Capital Ltd.	5.30	04/02/07	10,000,000	9,999,355
	5.28	04/16/07	15,000,000	14,999,727
				728,483,327

Commercial Paper – 40.8%
Amstel Funding Corporation	5.32	04/03/07	20,000,000	19,994,244
Caisse National des Caisses d' Epargne	5.30	06/04/07	46,100,000	45,669,605
Cancara Asset Securitization Ltd.#	5.32	04/17/07	37,542,000	37,454,485
Charta LLC	5.30	06/11/07	32,500,000	32,164,772
CRC Funding LLC	5.30	06/01/07	25,000,000	24,778,452
Crown Point Capital Corporation LLC	5.33	06/20/07	15,887,000	15,702,005
	5.30	09/10/07	25,000,000	24,419,500
Cullinan Finance Corporation	5.31	04/04/07	15,000,000	14,993,531
Danske Corporation	5.31	08/01/07	15,000,000	14,736,175
Depfa Bank PLC	5.31	05/21/07	12,455,000	12,364,355
DZ Bank AG	5.32	04/25/07	35,000,000	34,877,500
Erasmus Capital Corporation	5.30	04/18/07	32,053,000	31,973,082
Governor & Co. of Bank of Ireland	5.30	05/14/07	19,394,000	19,272,615

1

	Yield to		Par
	Maturity	Maturity	Value	Value

Grampian Funding LLC	5.34	07/24/07	35,000,000	34,423,112
Lexington Parker Capital Company LLC	5.30	07/17/07	35,000,000	34,458,536
	5.34	07/25/07	10,000,000	9,833,889
North Sea Funding LLC	5.32	04/30/07	15,000,000	14,936,563
	5.34	05/21/07	30,859,000	30,635,486
Picaros Funding LLC	5.34	05/03/07	30,000,000	29,861,333
	5.30	05/23/07	10,000,000	9,924,167
	5.36	07/10/07	10,000,000	9,856,945
Scaldis Capital LLC	5.29	08/10/07	10,000,000	9,811,142
Societe Generale North America	5.32	05/08/07	15,000,000	14,919,525
	5.30	07/05/07	35,000,000	34,523,232
Solitaire Funding Ltd.	5.36	04/19/07	14,565,000	14,526,986
	5.31	05/21/07	20,000,000	19,854,444
Thames Asset Global Securitization	5.30	06/12/07	40,000,000	39,581,600
Thunder Bay Funding LLC	5.30	06/22/07	20,000,000	19,761,744
UBS Finance	5.29	08/06/07	20,000,000	19,633,817
Unicredito Italiano	5.31	05/07/07	10,000,000	9,947,600
				684,890,442

Medium Term Notes – 3.9%
CIT Group, Inc.	5.50	11/30/07	5,505,000	5,508,160
Cullinan Finance Corporation	5.34	10/10/07	15,000,000	15,000,000
	5.36	11/28/07	10,000,000	10,000,000
	5.41	12/03/07	10,000,000	10,000,000
††	5.35	04/10/08	15,000,000	14,998,500
UBS Finance	5.42	01/11/08	10,000,000	10,000,000
				65,506,660

Certificates Of Deposit – 3.0%
Barclays Bank PLC New York††	5.35	04/23/08	10,000,000	10,000,000
Charter One Bank NA	5.32	04/17/07	15,000,000	15,000,000
Natexis Banques Populaire Yankee	5.38	01/09/08	15,000,000	15,000,000
	5.40	01/15/08	10,000,000	10,000,000
				50,000,000

U.S. Government Agency Fixed Rate Obligations – 0.9%
Federal Home Loan Mortgage Corporation	5.30	04/09/08	15,000,000	15,000,000

Asset Backed Securities – 0.8%
CIT Equipment Collateral 2006-VT2 A1	5.44	11/20/07	5,565,290	5,565,289
USAA Auto Owner Trust 2006-4 A1	5.44	12/13/07	7,547,146	7,547,146
				13,112,435

Repurchase Agreements – 8.4%

Goldman Sachs Repurchase Agreement, dated 03/30/07, with a maturity value of $140,264,258, collateralized by U.S. Government Agency Obligations with rates ranging from 4.50% to 7.625% and maturities ranging from 09/15/08 to 12/02/21, with an aggregate market value of $143,005,105.	5.50	04/02/07	140,200,000	140,200,000

2

	Yield to		Par
	Maturity	Maturity	Value	Value

Total Investments, at Amortized Cost – 101.2%				1,697,192,864

Other assets and liabilities, net – (1.2%)				(19,869,711)

Net Assets – 100.0%				$1,677,323,153

Notes to Schedule of Investments:

*

Variable rate securities - maturity dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date. Yield to maturity for these securities is determined on the date of the most recent interest rate change.

#	All or a portion of this security is segregated to cover forward commitments.
††	All or a portion of security is a forward commitment.
†	Illiquid security

The accompanying notes are an integral part of the Schedule of Investments.

3

Merrimac Cash Portfolio

Notes to the Schedule of Investments

March 31, 2007 (Unaudited)

Significant Accounting Policies

The Merrimac Master Portfolio (the “Portfolio Trust”) is a common law trust organized under the laws of the State of New York pursuant to a Declaration of Trust dated October 30, 1996, as amended, and is registered under the Investment Company Act of 1940 (the “1940 Act”), as an open-end management investment company.  Its principal offices are in the Cayman Islands.  The Merrimac Cash Portfolio (the “Cash Portfolio”) is a separate diversified investment series of the Portfolio Trust.

A.  Investment Security Valuations

Investment securities are valued using the amortized cost method, which involves initially valuing an investment at its cost and thereafter assuming a constant amortization to maturity of any premium or discount. This method results in a value approximating market value. The Cash Portfolio’s use of amortized cost is subject to compliance with certain conditions specified under Rule 2a-7 of the 1940 Act.

B.  Forward Commitments

The Cash Portfolio may enter into contracts to purchase securities for a fixed price at a specified future date beyond customary settlement time (“forward commitments”).  If the Cash Portfolio does so, it will maintain cash or other liquid obligations having a value in an amount at all times sufficient to meet the purchase price.  Forward commitments involve risk of loss if the value of the security to be purchased declines prior to the settlement date.  Although the Cash Portfolio generally will enter into forward commitments with the intention of acquiring the securities for their portfolio, it may dispose of a commitment prior to settlement.

C.  Repurchase Agreements

It is the policy of the Cash Portfolio to require the custodian bank to take possession of all securities held as collateral in support of repurchase agreement investments.  Additionally, procedures have been established to monitor the daily market value of the repurchase agreement’s underlying investments to ensure the existence of a proper level of collateral.

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as Exhibit 99. CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Merrimac Funds

By	/s/ Paul J. Jasinski
Paul J. Jasinski, President and Principal Executive Officer

Date:	May 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Paul J. Jasinski
Paul J. Jasinski, President and Principal Executive Officer

Date:	May 29, 2007

By	/s/ John F. Pyne
John F. Pyne, Treasurer and Principal Financial Officer

Date:	May 29, 2007